FAIR VALUE MEASUREMENTS - Schedule of key inputs into the Monte Carlo model for the Subscription Agreement (Details)	Jun. 30, 2025 $ / shares	Jun. 30, 2024 $ / shares
Market price of public shares
FAIR VALUE MEASUREMENTS
Subscription agreement	0.19	62.4
Equity volatility
FAIR VALUE MEASUREMENTS
Subscription agreement	1.677	0.262
Risk-free rate
FAIR VALUE MEASUREMENTS
Subscription agreement	0.0421	0.0505